GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES
GOODWILL AND OTHER INTANGIBLES

Goodwill
Goodwill for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$4,094	$4,131	$4,188
Impairment	—	(37)	(57)
Balance at end of year	$4,094	$4,094	$4,131

The Company’s goodwill relates to the acquisition of a third-party provider of trust outsourcing services in Vermont and two branch acquisitions in 2008.  Annually, or more frequently if events or changes in circumstances warrant such evaluation, the Company evaluates its goodwill for impairment.  As a result of the Company’s goodwill impairment evaluation, the Company recorded goodwill impairment of $37,000 relating to the Colchester branch acquisition during the year ended December 31, 2010 and $57,000 relating to the New London branch acquisition during the year ended December 31, 2009. No goodwill impairment was recorded for the year ended December 31, 2011.

Core Deposit Intangibles
In connection with the assumption of $18.4 million of deposit liabilities from the Colchester, Connecticut branch office acquisition in January 2008, the Bank recorded a core deposit premium intangible of $159,000.  The resulting core deposit premium intangible is amortized over five years using the sum-of-the-years-digits method.  Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2011	2010
	(In Thousands)
Core deposit intangible	$159	$159
Accumulated amortization	(148)	(127)
Core deposit intangible, net	$11	$32

Amortization expense was $21,000, $32,000 and $42,000 for the years ended December 31, 2011, 2010 and 2009, respectively.